Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Beginning Balance	$ (1,281)	$ (454)
Relating to origination and reversal of temporary differences	888	(828)	$ (449)
Exchange differences	9	1
Ending Balance	$ (384)	$ (1,281)	$ (454)